Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of share-based payment expenses
	For the six-month ended June 30,
	2023	2024	2024
	S$’000	S$’000	US$’000

Share-based compensation	-	9,807	7,237